CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
ASSETS
Current assets
Cash and cash equivalents	155,828	30,786	4,402
Amounts due from subsidiaries	253,441	349,029	49,910
Prepayments and other current assets	4,266	2,932	420
Total current assets	413,535	382,747	54,732
Non-current assets
Investments in subsidiaries, the VIE and VIE’s subsidiaries	555,621	654,883	93,647
Other non-current assets	1,229	—	—
Total non-current assets	556,850	654,883	93,647
Total assets	970,385	1,037,630	148,379
LIABILITIES
Current liabilities
Amounts due to subsidiaries and the VIE	4,148	40,332	5,767
Accrued expenses and other current liabilities	3,228	2,128	304
Dividend payable	2,164	—	—
Total current liabilities	9,540	42,460	6,071
Total liabilities	9,540	42,460	6,071
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of US$0.0001 per share, 700,000,000 Class A shares authorized as of December 31, 2024 and December 31, 2025; 125,122,382 Class A shares issued and 116,084,207 outstanding as of December 31, 2024; 125,122,382 Class A shares issued and 111,541,887 outstanding as of December 31, 2025; 200,000,000 Class B shares authorized, 144,000,000 Class B ordinary shares issued and outstanding as of December 31, 2024 and December 31, 2025; 100,000,000 shares (undesignated) authorized, nil shares (undesignated) issued and outstanding as of December 31, 2024 and December 31, 2025)	185	186	27
Additional paid-in capital	996,657	960,641	137,370
Treasury stock	(26,296)	(43,483)	(6,218)
Accumulated other comprehensive income	24,009	16,134	2,307
Retained earnings (accumulated deficit)	(33,710)	61,692	8,822
Total shareholders’ equity	960,845	995,170	142,308
Total liabilities and shareholders’ equity	970,385	1,037,630	148,379

Schedule of condensed statements of results of operations and cash flows

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Operating expenses
General and administrative expenses	(16,011)	(11,449)	(8,094)	(1,157)
Total operating expenses	(16,011)	(11,449)	(8,094)	(1,157)
Operating loss	(16,011)	(11,449)	(8,094)	(1,157)
Share of income from subsidiaries, the VIE and VIE’s subsidiaries	190,880	102,725	98,583	14,097
Other income, net	6,038	7,313	4,913	703
Income before income taxes	180,907	98,589	95,402	13,643
Income tax expenses	—	—	—	—
Net income	180,907	98,589	95,402	13,643
Total comprehensive income	188,365	104,643	87,527	12,517

Net cash used in operating activities	(15,968)	(2,663)	(482)	(69)
Net cash provided by (used in) investing activities	(25,483)	62,597	(67,149)	(9,602)
Net cash used in financing activities	(9,448)	(44,853)	(56,088)	(8,021)
Effect of exchange rate changes on cash and cash equivalents	2,648	2,173	(1,323)	(189)
Net change in cash and cash equivalents	(48,251)	17,254	(125,042)	(17,881)
Cash and cash equivalents at the beginning of the year	186,825	138,574	155,828	22,283
Cash and cash equivalents at the end of the year	138,574	155,828	30,786	4,402